Document and Entity Information	12 Months Ended
Oct. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	May 29, 2012
Registrant Name	NUVEEN INVESTMENT TRUST
Central Index Key	0001013881
Amendment Flag	false
Document Creation Date	May 29, 2012
Document Effective Date	May 29, 2012
Prospectus Date	Oct. 31, 2011